PRINCIPAL ACCOUNTING POLICIES - Foreign currencies, Restricted cash and short-term investment (Details) - ¥ / $	Dec. 31, 2018	Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES
Exchange rate for translation	6.8632	6.5342
Restricted cash in relation to guarantee (as a percent)	7.50%	9.60%